Financial Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Financial Income and Expenses
Schedule of financial income and expenses

	6 Months Ended	6 Months Ended
	June 30, 2022	June 30, 2021
(DKK million)

Financial income:
Interest and other financial income	87	127
Foreign exchange rate gain, net	1,792	573

Total financial income	1,879	700

Financial expenses:
Interest and other financial expenses	(10)	(6)
Loss on marketable securities, net	(315)	(134)
Loss on other investments, net	(214)	(33)

Total financial expenses	(539)	(173)

Net financial items	1,340	527